As filed with the Securities and Exchange Commission on September 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Dynamic Balance Fund

	Shares		Value
	Common Stocks - 73.9%
	Capital Goods - 4.3%
	10,000	Fluor Corp.	$1,155,100
	50,000	General Electric Co.	1,938,000
	15,000	Honeywell International, Inc.	862,650
			3,955,750
	Commercial Products & Services - 10.0%
	45,000	AMETEK, Inc.	1,755,900
	33,000	Autoliv, Inc.	1,845,690
	59,199	Eagle Materials, Inc.	2,588,772
	5,000	Lincoln Electric Holdings, Inc.	359,950
	32,500	McGrath Rentcorp	972,400
	30,000	Ryder System, Inc.	1,631,100
			9,153,812
	Consumer Services & Supplies - 2.7%
	25,000	Black & Decker Corp.	2,164,250
	10,000	Briggs & Stratton Corp.	283,600
			2,447,850
	Distributors - 0.3%
	6,000	WESCO International, Inc. (a)	321,300

	Energy Equipment & Services - 0.6%
	5,000	Diamond Offshore Drilling, Inc.	515,900

	Finance/Banks - 4.2%
	18,000	Bancorp Rhode Island, Inc.	589,680
	23,041	Bank of America Corp.	1,092,604
	6,000	Bank of Florida Corp. (a)	93,420
	45,000	Doral Financial Corp. (a)	51,750
	31,500	New York Community Bancorp, Inc.	511,245
	4,000	PNC Financial Services Group, Inc.	266,600
	5,500	Rurban Financial Corp.	70,400
	6,474	Southside Bancshares, Inc.	124,884
	4,000	SunTrust Banks, Inc.	313,200
	17,500	Webster Financial Corp.	760,550
			3,874,333
	Financial Services - 9.4%
	10,000	Ambac Financial Group, Inc.	671,500
	1,996	Countrywide Financial Corp.	56,227
	30,000	Fannie Mae	1,795,200
	12,227	Fidelity National Title Group, Inc. - Class A	255,422
	14,000	The Goldman Sachs Group, Inc.	2,636,760
	40,000	JP Morgan Chase & Co.	1,760,400
	8,000	The Student Loan Corp.	1,487,920
			8,663,429
	Food & Staples Retailing - 2.0%
	40,000	CVS Corp.	$1,407,600
	10,000	Walgreen Co.	441,800
			1,849,400
	Homebuilders - 3.9%
	30,000	Hovnanian Enterprises, Inc. - Class A (a)	397,200
	28,000	Lennar Corp. - Class A	858,480
	50,000	Pulte Homes, Inc.	967,000
	47,400	Standard Pacific Corp.	701,994
	30,000	Toll Brothers, Inc. (a)	657,900
			3,582,574
	Household & Personal Products - 1.6%
	23,000	The Procter & Gamble Co.	1,422,780

	Household Durables - 0.9%
	8,000	Whirlpool Corp.	816,880

	Industrial Conglomerates - 3.6%
	20,000	3M Co.	1,778,400
	25,300	Temple-Inland, Inc.	1,470,689
			3,249,089
	Insurance - 0.3%
	10,000	Argonaut Group, Inc.	275,300

	IT Services - 1.8%
	5,374	Fidelity National Information Services, Inc.	266,712
	40,000	Redecard S A - GDR (a)(b)	1,373,508
			1,640,220
	Manufacturing - Diversified - 0.9%
	10,000	Caterpillar, Inc.	788,000

	Metals & Mining - 2.5%
	54,000	CONSOL Energy, Inc.	2,249,100

	Oil, Gas & Consumable Fuels - 2.6%
	15,000	Chevron Corp.	1,278,900
	10,000	Hess Corp.	612,000
	12,000	Penn Virginia Corp.	464,400
			2,355,300
	Pharmaceuticals - 2.1%
	27,000	Johnson & Johnson	1,633,500
	5,000	Wyeth	242,600
			1,876,100
	Real Estate Investment Trusts - 8.3%
	15,000	Boston Properties, Inc.	1,417,350
	10,000	Developers Diversified Realty Corp.	480,000
	45,000	DiamondRock Hospitality Co.	757,800
	10,000	General Growth Properties, Inc.	479,800
	55,000	Impac Mortgage Holdings, Inc.	140,800
	5,000	iStar Financial, Inc.	181,650
	10,000	Mack-Cali Realty Corp.	386,000
	23,000	Simon Property Group, Inc.	1,990,190
	68,600	Sunstone Hotel Investors, Inc.	1,702,652
			7,536,242
	Retail - 1.8%
	15,000	J.C. Penney Company, Inc.	1,020,600
	10,000	Wal-Mart Stores, Inc.	459,500
			1,480,100
			1,640,220
	Textiles, Apparel & Luxury Goods - 0.4%
	8,200	Oxford Industries, Inc.	331,280

	Thrifts & Mortgage Finance - 0.6%
	24,300	IndyMac Bancorp, Inc.	534,600

	Transportation - 4.6%
	5,000	Alexander & Baldwin, Inc.	$271,100
	25,000	FedEx Corp.	2,768,500
	10,000	Union Pacific Corp.	1,191,400
			4,231,000
	Utilities - 4.5%
	61,000	Allegheny Energy, Inc. (a)	3,186,030
	31,200	SJW Corp.	898,248
			4,084,278
		Total Common Stocks	67,394,737

	Principal
	Amount
	Bonds and Notes - 23.4%
	U.S. Treasury Bonds - 21.2%
	$2,000,000	6.250%, 08/15/2023	2,268,594
	6,000,000	6.000%, 02/15/2026	6,705,942
	10,000,000	5.250%, 11/15/2028	10,335,160
			19,309,696
	U.S. Treasury Notes - 2.2%
	2,000,000	5.000%, 08/15/2011	2,033,438
		Total Bonds and Notes	21,343,134

	Short-Term Investments - 2.9%
	2,652,789	Fidelity Institutional Government Portfolio	2,652,789
		Total Short-Term Investments	2,652,789
		Total Investments (Cost $78,515,636) - 100.2%	91,230,540
		Liabilities in Excess of Other Assets - (0.2)%	(226,322)
		TOTAL NET ASSETS - 100.0%	$91,004,218

Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Dynamic Dividend Fund

	Shares		Value
	Common Stocks - 92.2%
	Air Freight & Logistics - 0.3%
	50,000	United Parcel Service, Inc.	$3,786,000

	Banks - 2.1%
	200,000	Banca Italease	4,192,035
	2,200,000	Intesa Sanpaolo	16,810,551
	170,000	Wachovia Corp.	8,025,700
			29,028,286
	Capital Goods - 8.1%
	318,300	Aircastle, Ltd	10,437,057
	970,200	Aker Yards As	11,316,712
	215,000	Fluor Corp.	24,834,650
	100,000	Honeywell International, Inc.	5,751,000
	406,900	NCC AB	10,507,814
	500,000	Skanska AB	10,889,891
	126,000	Textron, Inc.	14,224,140
	340,000	United Technologies Corp.	24,809,800
			112,771,064
	Capital Markets - 6.9%
	925,650	3i Group	20,267,512
	2,965,000	ABG Sundal Collier ASA	7,501,823
	490,000	Blackstone Group L P (a)	11,764,900
	532,000	The Charles Schwab Corp.	10,709,160
	31,500	Fortress Investment Group LLC	597,555
	33,000	The Goldman Sachs Group, Inc.	6,215,220
	256,611	Lazard, Ltd	9,502,305
	1,780,000	Man Group PLC	20,535,402
	640,587	New Star Asset Management	5,415,860
	212,200	SWS Group, Inc.	3,745,330
			96,255,067
	Commercial Services & Supplies - 1.9%
	416,943	De La Rue PLC	6,326,043
	568,580	Healthcare Services Group, Inc.	15,761,038
	141,626	McGrath Rentcorp	4,237,450
			26,324,531
	Communications Equipment - 0.5%
	575,500	Balda AG (a)	6,842,286

	Consumer Durables & Apparel - 0.7%
	120,000	VF Corp.	10,294,800

	Consumer Services - 1.9%
	202,000	Carnival Corporation	8,950,620
	525,000	Whitbread PLC	17,861,132
			26,811,752
	Diversified Financial Services - 4.3%
	600,000	Anglo Irish Bank Corp PLC	11,246,255
	314,000	Bank of America Corp.	14,889,880
	266,300	Citigroup, Inc.	12,401,591
	376,300	Principal Financial Group, Inc.	21,219,557
			59,757,283
	Diversified Financials - 3.2%
	150,000	JP Morgan Chase & Co.	$6,601,500
	240,000	Merrill Lynch & Co, Inc.	17,808,000
	275,000	Morgan Stanley	17,564,250
	57,000	UBS AG	3,138,990
			45,112,740
	Diversified Telecommunication Services - 1.8%
	200,000	Fastweb SPA	10,458,196
	632,846	Telkom South Africa Limited	14,951,068
			25,409,264
	Energy - 3.6%
	807,700	Ocean Rig Asa (a)	5,722,031
	1,150,000	Prosafe ASA	17,951,027
	81,000	Rowan Companies, Inc.	3,417,390
	432,820	Ship Finance International, Ltd.	12,097,319
	375,000	Statoil ASA	11,192,590
			50,380,357
	Energy Equipment & Services - 2.7%
	126,700	Diamond Offshore Drilling, Inc.	13,072,906
	534,883	Maurel Et Prom	10,223,304
	45,000	Noble Corp.	4,610,700
	202,650	Petroleum Geo - Services	4,849,209
	277,200	TGS Nopec Geophysical Co ASA (a)	5,432,497
			38,188,616
	Food & Staples Retailing - 0.3%
	116,900	CVS Corp.	4,113,711

	Food Products - 3.7%
	1,403,600	B & G Foods Inc New	18,681,916
	735,253	Mitchells & Butlers PLC	11,670,801
	139,500	Nutreco Holding NV	10,449,474
	2,000,000	Premier Foods PLC	10,368,851
			51,171,042
	Food, Beverage, and Tobacco - 2.5%
	170,000	Dean Foods Co.	4,890,900
	110,000	Molson Coors Brewing Co.	9,783,400
	306,000	PepsiCo, Inc.	20,079,720
			34,754,020
	Health Care Equipment & Services - 2.2%
	900,000	GN Store Nord A/S	10,756,840
	364,125	Meridian Bioscience, Inc.	8,130,911
	244,500	PolyMedica Corp.	9,875,355
	55,402	West Pharmaceutical Services, Inc.	2,564,005
			31,327,111
	Health Care Providers & Services - 0.9%
	319,000	Brookdale Senior Living, Inc.	12,763,190

	Health Care Technology - 0.5%
	246,500	Computer Programs & Systems, Inc.	6,593,875

	Household & Personal Products - 1.8%
	54,000	Colgate-Palmolive Co.	3,564,000
	1	Oriflame Cosmetics SA-SDR	51
	350,000	The Procter & Gamble Co.	21,651,000
			25,215,051
	Household Durables - 2.0%
	1,025,973	AGA Foodservice Group PLC	9,090,887
	593,000	JM AB	18,217,991
			27,308,878
	Industrial Conglomerates - 2.8%
	694,000	General Electric Co.	$26,899,440
	566,666	Smiths Group PLC	12,050,601
			38,950,041
	Insurance - 1.7%
	226,232	FBD Holdings	8,326,115
	140,000	Lincoln National Corp.	8,444,800
	300,000	The Progressive Corp.	6,294,000
			23,064,915
	IT Services - 1.2%
	178,000	Fidelity National Information Services, Inc.	8,834,140
	1,885,400	Teleca Ab - Redemption Shares (a)	2,507,188
	1,885,400	Teleca Ab (a)	5,148,690
			16,490,018
	Life Sciences Tools & Services - 1.1%
	459,000	Pharmaceutical Product Development, Inc.	15,376,500

	Machinery - 4.7%
	242,000	Caterpillar, Inc.	19,069,600
	170,000	Dover Corp.	8,670,000
	250,000	ITT Industries, Inc.	15,720,000
	300,000	Sandvik Ab	6,166,610
	130,000	SKF AB - B Shares	2,759,020
	50,000	Vallourec	13,208,192
			65,593,422
	Materials - 0.7%
	150,000	BHP Billiton, Ltd. - ADR	9,567,000

	Media - 4.7%
	1,358,000	Gatehouse Media, Inc.	23,072,420
	115,000	National Cinemedia, Inc. (a)	2,863,500
	600,000	PagesJaunes SA	12,099,985
	938,700	Regal Entertainment Group - Class A	20,078,793
	385,000	Time Warner, Inc.	7,415,100
			65,529,798
	Multi-Utilities & Unregulated Power - 0.4%
	60,000	Dominion Resources, Inc.	5,053,200

	Oil, Gas & Consumable Fuels - 5.7%
	275,000	Chevron Corp.	23,446,500
	300,000	ENI SpA	10,581,330
	275,000	Exxon Mobil Corporation	23,410,750
	270,000	Hess Corp.	16,524,000
	90,000	Teekay Shipping Corporation (a)	5,046,300
			79,008,880
	Pharmaceuticals - 2.3%
	30,000	Alk-Abello A/S	6,261,033
	255,000	Johnson & Johnson	15,427,500
	225,000	Wyeth	10,917,000
			32,605,533
	Real Estate - 0.4%
	36,560	Fonciere Des Regions	5,552,202

	Real Estate Investment Trusts - 1.8%
	2,318,307	Slough Estates PLC	25,474,349

	Retail - 3.9%
	360,000	Foot Locker, Inc.	6,681,600
	976,800	Limited Brands	23,589,720
	1,025,000	Staples, Inc.	23,595,500
			53,866,820
	Semiconductors & Semiconductor Equipment - 1.6%
	1,004,999	Taiwan Semiconductor Manufacturing, Ltd. - ADR	$10,200,740
	505,000	Intel Corporation	11,928,100
			22,128,840
	Software & Services - 0.2%
	170,000	TNS, Inc. (a)	2,221,900

	Telecommuincations - 2.1%
	4,000,000	Far Eastone Teleco	4,657,258
	752,968	Freenet AG	18,151,751
	369,866	Hutchison Telecomm - ADR	6,824,028
			29,633,037
	Transportation - 3.2%
	180,256	Aries Maritime Transport, Ltd.	1,764,706
	400,000	Cintra Concesiones de Infraestructuras de Transporte SA	6,145,764
	200,000	Heartland Express, Inc.	2,982,000
	582,500	Macquarie Infrastructure Co LLC	23,177,675
	4,000,000	Macquarie Infrastructure Group	11,147,474
			45,217,619
	Utilities - 1.8%
	273,100	ITC Holdings Corp.	11,483,855
	798,994	Kelda Group PLC	13,648,172
			25,132,027
		Total Common Stocks	1,284,675,025

	Purchased Put Options - 0.1%
	42,668	Morgan Stanley Capital International World Index	1,693,493
		Total Purchased Options	1,693,493
	Rights - 0.0%
	593,000	JM AB - Redemable Rights (a)	302,753
		Total Rights	302,753

	Short-Term Investments - 5.2%
	19,886,984	Alpine Municipal Money Market Fund	19,886,984
	51,975,731	Fidelity Institutional Government Portfolio	51,975,731
		Total Short-Term Investments	71,862,715
		Total Investments (Cost $1,395,233,788) - 97.5%	1,358,533,986
		Other Assets in Excess of Liabilities - 2.5%	34,516,381
		TOTAL NET ASSETS - 100.0%	$1,393,050,367

ADR	American Depository Receipt
SDR	Special Drawing Rights
(a)	Non Income Producing

Schedule of Equity Swap Contracts
July 31, 2007 (Unaudited)
Alpine Dynamic Dividend Fund
Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co.	Fortress Investment Group LLC	521,600	$ 9,894,752	6/5/2009	$ (3,521,640)
International Plc.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Dynamic Financial Services Fund

	Shares		Value
	Common Stocks - 156.1%
	Capital Markets - 55.2%
	40,000	Blackstone Group L P (a)	$960,400
	19,700	Cowen Group, Inc. (a)	282,892
	3,000	E*Trade Financial Corp. (a)	55,560
	3,300	Evercore Partners, Inc.	79,332
	22,000	Fortress Investment Group, LLC	417,340
	2,000	Greenhill & Co, Inc.	116,000
	2,000	Intercontinental Exchange, Inc. (a)	302,260
	5,700	Investment Technology Group, Inc. (a)	227,772
	3,000	ishares Dow Jones US Broker Dealers Index Fund	152,580
	3,000	Lazard, Ltd.	111,090
	15,000	MF Global Ltd. (a)	373,950
	9,000	Nasdaq Stock Market, Inc. (a)	276,930
	1,000	Nymex Holdings, Inc.	124,500
	5,600	NYSE Euronext	431,312
	7,500	OptionsXpress Holdings, Inc.	187,575
	3,573	Piper Jaffray Cos. (a)	171,218
	2,000	Raymond James Financial, Inc.	61,340
	43,600	Sanders Morris Harris Group, Inc.	428,152
	5,000	TD Ameritrade Holding Corp. (a)	84,750
	6,900	Thomas Weisel Partners Group, Inc. (a)	95,910
	4,000	TradeStation Group, Inc. (a)	42,280
			4,983,143
	Commercial Banks - 47.9%
	3,100	American Community Bancshares, Inc.	34,100
	2,702	AmericanWest Bancorp	41,205
	50,000	Aozora Bank Ltd.	184,865
	10,000	Banco ABC Brasil S.A. (a)	481,070
	25,000	Banco Estado Rio Grande Sul S.A. (a)	485,849
	1,000	Bancorp Rhode Island, Inc.	32,760
	3,646	BancTrust Financial Group, Inc.	63,732
	12,400	Bank of Florida Corp. (a)	193,068
	2,481	Boardwalk Bancorp, Inc.	53,391
	5,800	Capital Corp of the West	102,022
	4,000	Cardinal Financial Corp.	37,440
	4,572	Centennial Bank Holdings, Inc. (a)	29,901
	21,194	Citizens First Corp.	270,859
	61,059	Coast Financial Holdings, Inc. (a)	152,647
	500	Coastal Banking Co, Inc. (a)	9,565
	1,000	CoBiz, Inc.	15,460
	500	Commerce Bancorp Inc.	16,725
	4,700	Community National Bank of the Lakeway Area (a)	51,794
	1,653	Dearborn Bancorp, Inc. (a)	21,572
	4,000	First Business Financial Services, Inc.	76,280
	1,400	First Community Bancorp, Inc.	70,308
	1,260	First Community Bank Corp. of America	20,362
	900	First Financial Bankshares, Inc.	32,616
	8,000	First Security Group, Inc.	78,240
	2,150	FNB Corp.	32,272
	3,000	GB&T Bancshares, Inc.	42,270
	700	Great Lakes Bancorp, Inc. (a)	8,631
	1,100	International Bancshares Corp.	$24,233
	1,800	Intervest Bancshares Corp.	44,568
	930	MB Financial Corp.	29,648
	523	Middleburg Financial Corp.	16,213
	10,200	New Centry Bancorp, Inc. (a)	105,876
	6,000	Nexity Financial Corp. (a)	52,860
	1,900	Old Point Financial Corp.	46,417
	7,264	Pacific Mercantile Bancorp (a)	100,316
	2,000	Patriot National Bancorp, Inc.	40,500
	1,835	Peoples Banctrust, Inc.	39,416
	1,400	Prosperity Bancshares, Inc.	39,648
	2,935	Rurban Financial Corp.	37,568
	2,388	The South Financial Group, Inc.	51,485
	13,750	Southern National Bank of Virginia (a)	178,750
	482	Southside Bancshares, Inc.	9,297
	5,000	State Bancorp, Inc.	75,650
	2,500	Sterling Bancorp	36,375
	7,500	Sterling Bancshares, Inc.	78,075
	6,000	Summit State Bank	64,080
	2,000	Superior Bancorp (a)	17,240
	1,000	Susquehanna Bancshares, Inc.	17,300
	2,000	SVB Financial Group (a)	105,360
	300	Texas Capital Bancshares, Inc. (a)	5,958
	15,000	Tidelands Bancshares, Inc. (a)	202,500
	750	TowneBank	13,875
	2,205	Valley Community Bancorp (a)	36,548
	1,050	Valley National Bancorp	22,229
	1,780	Wachovia Corp.	84,034
	1,000	Wintrust Financial Corp.	39,410
	5,500	WSB Financial Group, Inc. (a)	75,625
			4,330,058
	Consumer Finance - 0.3%
	2,000	Encore Capital Group, Inc. (a)	20,660
	1,242	Franklin Credit Management Corp. (a)	4,099
			24,759
	Diversified Financial Services - 7.1%
	500	CME Group, Inc.	276,250
	15,000	Interactive Brokers Group, Inc. (a)	364,200
			640,450
	Insurance - 10.8%
	10,650	AmCOMP, Inc. (a)	89,673
	20,000	Castlepoint Holdings Ltd	249,000
	10,000	Crawford & Co.	59,600
	8,000	CRM Holdings, Ltd. (a)	54,560
	39,900	Flagstone Reinsurance Holdings Ltd.	502,341
	5,000	KMG America Corp. (a)	23,400
			978,574
	IT Services - 12.6%
	900	CheckFree Corp. (a)	33,156
	54,000	Goldleaf Financial Solutions (a)	280,800
	15,000	Online Resources Corp. (a)	163,950
	15,000	Redecard S A - GDR (a)(b)	515,065
	4,000	Verifone Holdings, Inc. (a)	145,640
			1,138,611
	Thrifts & Mortgage Finance - 19.9%
	42,500	Alliance Bancorp, Inc.	$382,500
	1,700	Astoria Financial Corp.	40,035
	6,202	Atlantic Coast Federal Corp.	88,999
	1,000	Bank Mutual Corp.	10,500
	3,000	Berkshire Hills Bancorp, Inc.	78,720
	5,000	Central Federal Corp.	31,350
	2,280	Cooperative Bankshares, Inc.	37,962
	1,500	Countrywide Financial Corp.	42,255
	3,000	Dime Community Bancshares	33,570
	444	Fidelity Bancorp, Inc.	7,537
	500	First Financial Holdings, Inc.	13,530
	10,000	First Keystone Financial, Inc. (a)	132,500
	1,806	First Pactrust Bancorp, Inc.	40,021
	2,000	Franklin Bank Corp. (a)	21,460
	1,000	Heritage Financial Corp.	24,000
	2,700	IndyMac Bancorp, Inc.	59,400
	8,000	Knight Capital Group, Inc. (a)	113,120
	10,000	Magyar Bancorp, Inc. (a)	124,600
	1,100	Pamrapo Bancorp, Inc.	20,504
	1,100	Parkvale Finacial Corp.	32,571
	10,000	Peoples United Financial, Inc.	161,200
	897	Provident Financial Holdings, Inc.	17,276
	1,500	Rainier Pacific Financial Group, Inc.	22,665
	1,000	Sovereign Bancorp, Inc.	19,140
	10,000	United Western Bancorp, Inc.	238,300
			1,793,715
	Transportation Infrastructure - 2.3%
	15,000	CAI International, Inc. (a)	209,850
		Total Common Stocks	14,099,160

	Short-Term Investments - 0.1%
	2,865	Fidelity Institutional Government Portfolio	2,865
		Total Short-Term Investments	2,865
		Total Investments (Cost $16,200,242) - 156.2%	14,102,025
		Liabilities in Excess of Other Assets - (56.2)%	(5,071,326)
		TOTAL NET ASSETS - 100.0%	$9,030,699

Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Dynamic Innovators Fund

	Shares		Value
	Common Stocks - 81.4%
	Aerospace & Defense - 4.5%
	2,000	American Science & Engineering, Inc.	$110,840
	5,000	Hexcel Corp. (a)	108,700
	4,000	United Industrial Corp.	252,640
			472,180
	Auto Components - 2.9%
	2,000	Johnson Controls, Inc.	226,300
	30,000	Westport Innovations, Inc. - ADR (a)	77,334
			303,634
	Biotechnology - 4.1%
	1,000	Biogen IDEC, Inc. (a)	56,540
	25,000	Cell Genesys, Inc. (a)	86,000
	2,000	Invitrogen Corp. (a)	143,600
	8,000	Orchid Cellmark, Inc. (a)	40,000
	10,000	Targacept, Inc. (a)	99,500
			425,640
	Capital Markets - 0.9%
	2,000	Fortress Investment Group LLC	37,940
	5,000	TradeStation Group, Inc. (a)	52,850
			90,790
	Chemicals - 0.2%
	15,000	Resin Systems, Inc. (a)	25,650

	Commercial Services & Supplies - 5.6%
	12,000	VSE Corp.	589,800

	Communications Equipment - 4.7%
	30,000	Alvarion, Ltd. (a)	307,800
	6,000	Polycom, Inc. (a)	185,820
			493,620
	Computers & Peripherals - 7.4%
	3,000	Apple, Inc. (a)	395,280
	6,000	Logitech International S.A. (a)	160,200
	5,000	Stratasys, Inc. (a)	220,050
			775,530
	Diversified Financial Services - 4.1%
	400	Chicago Mercantile Exchange Holdings, Inc.	221,000
	4,000	Portfolio Recovery Associates, Inc.	209,000
			430,000
	Electrical Equipment - 2.4%
	15,000	LSI Industries, Inc.	250,050

	Electronic Equipment & Instruments - 5.9%
	6,000	Daktronics, Inc.	127,560
	8,000	Flir Systems, Inc. (a)	349,200
	12,975	Mocon, Inc.	144,282
			621,042
	Energy Equipment & Services - 2.7%
	1,500	Bolt Technology Corp. (a)	69,840
	15,000	Input/Output, Inc. (a)	213,750
			283,590

	Health Care Equipment & Supplies - 9.9%
	8,335	Abaxis, Inc. (a)	$151,697
	5,000	Angiodynamics, Inc. (a)	93,850
	4,000	Arthrocare Corp. (a)	202,480
	3,000	Given Imaging, Ltd. (a)	84,240
	1,500	Intuitive Surgical, Inc. (a)	318,915
	3,000	Kinetic Concepts, Inc. (a)	184,440
			1,035,622
	Health Care Technology - 0.50%
	1,000	Cerner Corp. (a)	52,870

	Internet & Catalog Retail - 1.1%
	1,500	Blue Nile, Inc. (a)	113,415

	Internet Software & Services - 1.0%
	6,000	China Fire & Security Group, Inc. (a)	48,300
	100	Google, Inc. (a)	51,000
			99,300
	IT Services - 3.5%
	500	Enernoc, Inc. (a)	17,695
	10,000	Redecard S A - GDR (a)(b)	343,377
			361,072
	Life Sciences Tools & Services - 2.8%
	5,000	Illumina, Inc. (a)	227,850
	12,216	Sequenom, Inc. (a)	64,867
			292,717
	Machinery - 7.1%
	15,000	American Electric Tech, Inc. (a)	126,300
	3,000	Dynamic Materials Corp.	126,210
	3,000	Graco, Inc.	123,120
	6,000	Middleby Corp. (a)	372,060
			747,690

	Personal Credit Institutions - 0.5%
	5,000	Medallion Financial Corp.	57,450

	Semiconductors & Semiconductor Equipment - 3.5%
	4,000	MEMC Electronic Materials, Inc. (a)	245,280
	4,000	Netlogic Microsystems, Inc. (a)	121,920
			367,200

	Software - 3.0%
	8,400	Ansys, Inc. (a)	218,736
	13,000	Scientific Learning Corp. (a)	98,800
			317,536
	Specialty Retail - 1.1%
	2,000	Gamestop Corp New (a)	80,700
	15,000	Rentech, Inc. (a)	30,900
			111,600
	Textiles, Apparel & Luxury Goods - 2.0%
	3,500	Under Armour, Inc. (a)	214,935
		Total Common Stocks	8,532,933

	Short-Term Investments - 20.8%
	2,182,979	Fidelity Institutional Government Portfolio	2,182,979
		Total Short-Term Investments	2,182,979
		Total Investments (Cost $9,826,057) - 102.2%	10,715,912
		Liabilities in Excess of Other Assets - (2.2)%	(231,474)
		TOTAL NET ASSETS - 100.00%	$10,484,438

Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Dynamic
Balance Fund
Cost of investments	$78,631,489
Gross unrealized appreciation	18,223,928
Gross unrealized depreciation	(5,624,877)
Net unrealized depreciation	$12,599,051

Dynamic
Dividend Fund
Cost of investments	$1,396,127,688
Gross unrealized appreciation	77,941,743
Gross unrealized depreciation	(115,535,445)
Net unrealized depreciation	($37,593,702)

Dynamic Financial
Services Fund
Cost of investments	$16,203,234
Gross unrealized appreciation	269,361
Gross unrealized depreciation	(2,370,570)
Net unrealized depreciation	($2,101,209)

Dynamic
Innovators Fund
Cost of investments	$9,826,057
Gross unrealized appreciation	1,200,865
Gross unrealized depreciation	(311,010)
Net unrealized depreciation	$889,855

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title)   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

By (Signature and Title)*  /s/ Sheldon Flamm, Treasurer
                                                    Sheldon Flamm, Treasurer

Date        09/26/07

* Print the name and title of each signing officer under his or her signature.